Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 14,782	$ 13,525
Restricted cash (note 5)	3,875	384
Financial assets at fair value (note 3)	28,614	55,642
Inventories (note 4)	8,095	3,891
Trade receivables, net	5,167	3,034
Other accounts receivable	2,972	2,937
Total current assets	63,505	79,413
Non-current assets
Intangible asset	626	637
Long term financial assets at fair value	342	333
Long-term trade receivables (note 9)	6,250	1,221
Property, equipment and right of use assets, net	3,457	3,556
Total non-current assets	10,675	5,747
Total Assets	74,180	85,160
Current liabilities
Current portion of long-term loan (note 5)	843	9
Lease liability	865	819
Trade payables	5,113	3,348
Other accounts payable	1,627	2,200
Warrant Liability (note 6)		576
Total current liabilities	8,448	6,952
Non-current liabilities
Lease liability	1,471	1,758
Long term loan (note 5)	1,374	29
Total non-current liabilities	2,845	1,787
Total liabilities	11,293	8,739
Equity
Share capital and additional paid in capital (note 7)	219,298	206,953
Warrant Reserve	3,054	10,147
Accumulated other comprehensive income (loss)	779	(1,872)
Reserve with respect to transactions with non-controlling interests	927	927
Treasury stock (note 7)	(5,820)
Accumulated losses	(153,416)	(138,187)
Total equity attributable to Company shareholders	64,822	77,968
Non-controlling interests	(1,935)	(1,547)
Total equity	62,887	76,421
Total liabilities and equity	$ 74,180	$ 85,160